RELATED PARTY TRANSACTIONS AND PAYABLES (Details Narrative) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Sep. 30, 2021	Jul. 11, 2018
Related Party Transaction [Line Items]
Accounts payable, related parties	$ 50,000	$ 50,000
Darren Marks [Member]
Related Party Transaction [Line Items]
Accounts payable, related parties	$ 7,500		$ 22,500
Rutherford [Member]
Related Party Transaction [Line Items]
Accounts payable, related parties				$ 50,000
Debt interest rate				10.00%